NOTE 7 - SHORT TERM LOANS PAYABLE	6 Months Ended
Jun. 30, 2014
Disclosure Text Block [Abstract]
Short-term Debt [Text Block]
NOTE 7 – SHORT TERM LOANS PAYABLE

	June 30, 2014	December 31, 2013

Promissory note bearing interest at 10% per annum, due January 10, 2014	$-	$25,664
Promissory note bearing interest at 10% per annum, due January 15, 2014	25,086	25,528
Non-interest bearing advances from director	1,450	1,450
Non-interest bearing short term funding from third parties	23,599	23,599
	$50,135	$76,241

On October 10, 2013, the Company issued a promissory note agreeing to pay the principal amount of Canadian $25,000 plus interest at the rate of 10% per annum on January 10, 2014. Kallo did not pay on the due date and on January 16, 2014 the holder converted the principal and interest outstanding of $23,776 into 680,000 common shares.

On October 15, 2013, the Company issued a promissory note agreeing to pay the principal amount of Canadian $25,000 plus interest at the rate of 10% per annum on January 15, 2014. Kallo did not pay on the due date and the holder agreed to extend the due date by three additional periods of three months up to October 15, 2014. The amount outstanding as at June 30, 2014 was $25,086, including interest.

As at June 30, 2014, the balance of $1,450 represented an advance from a director which was non-interest bearing, unsecured and has no fixed repayment date.

As at June 30, 2014, the balance of $23,599 represented short term funding provided by third parties which are non-interest bearing, unsecured and have no fixed repayment date.